Restructuring and Other - Restructuring and Other (Details) - USD ($) $ in Millions	12 Months Ended			24 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2024
Restructuring Cost and Reserve [Line Items]
Restructuring and other	$ 102.6	$ 132.9	$ 27.2
Incremental compensation expense	0.0	49.2	0.0
Insurance recoveries	2.1	1.0	8.4
Severance costs	26.0
Total Restructuring and Other	102.6	132.9	27.2
Content charges included in direct operating expense	0.0	1.5	8.1
Total restructuring and other and other unusual charges not included in restructuring and other	119.1	133.5	26.4
Content impairments related to exiting local production in certain international territories	$ 7.7
Number of positions eliminated, period percent	8.00%
Corporate and Reconciling Items
Restructuring Cost and Reserve [Line Items]
Restructuring and other	$ 102.6	132.9	27.2
Programming and content charges	0.0	1.5	8.1
COVID-19 related charges (benefit) included in direct operating expense	(2.1)	(0.9)	(8.9)
Unallocated rent cost included in direct operating expense	18.6	0.0	0.0
Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other	37.0	35.2	15.0
Content and other impairments
Restructuring Cost and Reserve [Line Items]
Operating lease, impairment loss			5.8
Other impairments	26.1	12.8	5.9
Content and other impairments | Television Production
Restructuring Cost and Reserve [Line Items]
Development costs, written off		12.8
Transaction and other costs
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit) included in direct operating expense		16.6
Insurance recoveries	3.1
Transaction and other costs	39.5	$ 84.9	6.3
Transaction and other costs | Consolidated Entity
Restructuring Cost and Reserve [Line Items]
Ownership percentage, parent		51.00%		51.00%
LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other	253.5	$ 508.5	411.9
COVID-19 related charges (benefit) included in direct operating expense		16.6
Total restructuring and other and other unusual charges not included in restructuring and other	269.0	507.5	407.3
Development costs, written off		12.8
Incremental compensation expense	0.0	49.2	0.0
Insurance recoveries	3.1	1.2	14.1
Severance costs	$ 26.0
Number of positions eliminated, period percent	8.00%
LIONS GATE ENTERTAINMENT CORP [Member] | Corporate and Reconciling Items
Restructuring Cost and Reserve [Line Items]
Restructuring and other	$ 253.5	508.5	411.9
Programming and content charges	0.0	0.0	7.0
COVID-19 related charges (benefit) included in direct operating expense	(3.1)	(1.0)	(11.6)
LIONS GATE ENTERTAINMENT CORP [Member] | Motion Picture And Television Production [Member]
Restructuring Cost and Reserve [Line Items]
Content impairments related to exiting local production in certain international territories	7.7
LIONS GATE ENTERTAINMENT CORP [Member] | Severance
Restructuring Cost and Reserve [Line Items]
Restructuring and other	40.6	46.6	22.2
LIONS GATE ENTERTAINMENT CORP [Member] | COVID-19 related charges
Restructuring Cost and Reserve [Line Items]
Restructuring and other	0.0	0.0	0.1
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and related costs
Restructuring Cost and Reserve [Line Items]
Restructuring and other	50.5	84.6	4.4
Programming and content charges	0.0	0.0	7.0
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments
Restructuring Cost and Reserve [Line Items]
Restructuring and other	162.4	377.3	385.2
Operating lease, impairment loss			5.8
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Media Networks
Restructuring Cost and Reserve [Line Items]
Restructuring and other	136.3	364.5	379.3	$ 880.1
LIONS GATE ENTERTAINMENT CORP [Member] | Content and other impairments | Television Production
Restructuring Cost and Reserve [Line Items]
Development costs, written off	12.8
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs | Media Networks
Restructuring Cost and Reserve [Line Items]
Settlement of a legal matter			11.0
LIONS GATE ENTERTAINMENT CORP [Member] | Transaction and other costs (benefits), migration benefits
Restructuring Cost and Reserve [Line Items]
Restructuring and other	7.1	5.4
Direct operating expense
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges included in restructuring and other	(2.1)	(0.9)	(8.9)
Direct operating expense | LIONS GATE ENTERTAINMENT CORP [Member]
Restructuring Cost and Reserve [Line Items]
COVID-19 related charges (benefit) included in Direct operating expense	(3.1)	(1.0)	(11.6)
Unallocated rent cost included in direct operating expense	$ 18.6	$ 0.0	$ 0.0